BUSINESS REALIGNMENT ACTIVITIES - BUSINESS REALIGNMENT ACTIVITIES NARRATIVE (Details)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Apr. 02, 2017 USD ($)	Dec. 31, 2015 employee	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)					$ 4,204,000
Long-lived asset impairment charges				$ 208,712,000	0	$ 0
Business realignment costs				69,359,000	93,902,000	110,797,000
Margin for Growth Program
Restructuring Cost and Reserve [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		$ 105,992,000		105,992,000
Restructuring and Related Cost, Expected Number of Positions Eliminated, Percent	15.00%
Long-lived asset impairment charges		208,712,000
Impairment of Long-Lived Assets Held-for-use		$ 102,720,000		102,720,000
Margin for Growth Program | Severance
Restructuring Cost and Reserve [Line Items]
Business realignment costs				32,554,000	0	0
Margin for Growth Program | Accelerated depreciation and amortization
Restructuring Cost and Reserve [Line Items]
Business realignment costs				6,873,000	0	0
Margin for Growth Program | Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 25,000,000
Margin for Growth Program | Other program costs
Restructuring Cost and Reserve [Line Items]
Business realignment costs				16,407,000	0	0
Operation optimization program
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost				8,000,000
Business realignment costs				$ 13,525,000
Restructuring and Related Cost, Period of Incurred Restructuring Costs				12 months
Operation optimization program | Severance
Restructuring Cost and Reserve [Line Items]
Business realignment costs				$ 13,828,000	17,872,000	0
Operation optimization program | Accelerated depreciation and amortization
Restructuring Cost and Reserve [Line Items]
Business realignment costs				0	48,590,000	0
Operation optimization program | Other program costs
Restructuring Cost and Reserve [Line Items]
Business realignment costs				(303,000)	21,831,000	0
2015 productivity initiative
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | employee			300
Restructuring and Related Cost, Cost Incurred to Date					125,031,000
2015 productivity initiative | Severance
Restructuring Cost and Reserve [Line Items]
Business realignment costs				0	0	81,290,000
2015 productivity initiative | Other program costs
Restructuring Cost and Reserve [Line Items]
Business realignment costs				$ 0	5,609,000	14,285,000
2015 productivity initiative | One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Business realignment costs					$ 13,669,000	$ 10,178,000
Business realignment charges | Geographic Concentration Risk | North America | Margin for Growth Program
Restructuring Cost and Reserve [Line Items]
Concentration Risk, Percentage				45.00%
Business realignment charges | Geographic Concentration Risk | North America | Operation optimization program
Restructuring Cost and Reserve [Line Items]
Concentration Risk, Percentage				35.00%
Business realignment charges | Geographic Concentration Risk | International and Other | Margin for Growth Program
Restructuring Cost and Reserve [Line Items]
Concentration Risk, Percentage				55.00%
Business realignment charges | Geographic Concentration Risk | International and Other | Operation optimization program
Restructuring Cost and Reserve [Line Items]
Concentration Risk, Percentage				65.00%
Minimum | Margin for Growth Program
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	375,000,000
Impairment of Intangible Assets (Excluding Goodwill)	100,000,000
Effect on Future Cash Flows, Amount	150,000,000
Minimum | Margin for Growth Program | Facility Closing
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	100,000,000
Minimum | Margin for Growth Program | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	80,000,000
Minimum | Margin for Growth Program | Other program costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	70,000,000
Maximum | Margin for Growth Program
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	425,000,000
Impairment of Intangible Assets (Excluding Goodwill)	110,000,000
Effect on Future Cash Flows, Amount	175,000,000
Maximum | Margin for Growth Program | Facility Closing
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	115,000,000
Maximum | Margin for Growth Program | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	100,000,000
Maximum | Margin for Growth Program | Other program costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 75,000,000